Award Timing Disclosure	12 Months Ended
Jan. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
As discussed above, we have adopted an Equity Award Grant Policy pursuant to which we generally grant equity awards on a regularly scheduled basis to enhance the effectiveness of our internal control over our equity award grant process. In accordance with our Equity Award Grant Policy, we generally grant equity awards to executive officers on a predetermined annual schedule at the end of our fourth fiscal quarter when the compensation committee also determines the other elements of our executive officers' compensation for the upcoming fiscal year.
In fiscal 2025, we did not grant awards of stock options, stock appreciation rights, or similar option-like instruments. We do not grant equity awards in anticipation of the release of material non-public information, and we do not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material non-public information into account when determining the timing and terms of such awards.
Award Timing Method	As discussed above, we have adopted an Equity Award Grant Policy pursuant to which we generally grant equity awards on a regularly scheduled basis to enhance the effectiveness of our internal control over our equity award grant process. In accordance with our Equity Award Grant Policy, we generally grant equity awards to executive officers on a predetermined annual schedule at the end of our fourth fiscal quarter when the compensation committee also determines the other elements of our executive officers' compensation for the upcoming fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material non-public information, and we do not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false